Equity (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Equity [Line Items]
Ordinary share authorized	50,000,000		50,000,000
Ordinary share par value (in Dollars per share)	$ 0.001		$ 0.001
Ordinary share issued	25,000,000		25,000,000
Ordinary share outstanding	25,000,000		25,000,000
Statutory surplus reserve	12.00%	12.00%
Registered capital	50.00%
Statutory reserve (in Dollars)
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve	10.00%